Investment Securities - Gross Unrealized Losses and Fair Values of Investments in Continuous Unrealized Loss Positions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
AFS securities, Fair Value
Less than 12 months	$ 726	$ 28,352
12 months or more	65,496	43,118
Total	66,222	71,470
AFS securities, Unrealized Losses
Less than 12 months	8	3,439
12 months or more	11,497	8,831
Total	11,505	12,270
U.S. Treasury
AFS securities, Fair Value
Less than 12 months	356	2,069
12 months or more	8,806	8,186
Total	9,162	10,255
AFS securities, Unrealized Losses
Less than 12 months	2	49
12 months or more	470	736
Total	472	785
GSE
AFS securities, Fair Value
Less than 12 months	16	180
12 months or more	255	114
Total	271	294
AFS securities, Unrealized Losses
Less than 12 months	0	14
12 months or more	34	22
Total	34	36
Agency MBS – residential
AFS securities, Fair Value
Less than 12 months	258	25,041
12 months or more	51,006	30,050
Total	51,264	55,091
AFS securities, Unrealized Losses
Less than 12 months	4	3,263
12 months or more	9,696	6,889
Total	9,700	10,152
Debt Securities, Held-to-Maturity, Fair Value
Less than 12 months	0	29,369
12 months or more	44,630	18,422
Total	44,630	47,791
Debt Securities, Held-To-Maturity, Unrealized Losses
Less than 12 months	0	5,613
12 months or more	9,477	4,309
Total	9,477	9,922
Agency MBS – commercial
AFS securities, Fair Value
Less than 12 months	61	790
12 months or more	2,185	1,631
Total	2,246	2,421
AFS securities, Unrealized Losses
Less than 12 months	2	92
12 months or more	567	371
Total	569	463
States and political subdivisions
AFS securities, Fair Value
Less than 12 months	35	251
12 months or more	243	20
Total	278	271
AFS securities, Unrealized Losses
Less than 12 months	0	21
12 months or more	13	3
Total	13	24
Non-agency MBS
AFS securities, Fair Value
Less than 12 months	0	0
12 months or more	2,981	3,117
Total	2,981	3,117
AFS securities, Unrealized Losses
Less than 12 months	0	0
12 months or more	717	810
Total	717	810
Other
AFS securities, Fair Value
Less than 12 months	0	21
12 months or more	20	0
Total	20	21
AFS securities, Unrealized Losses
Less than 12 months	0	0
12 months or more	0	0
Total	$ 0	$ 0